SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		1,119,905	0	0
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	17,770,190	17,770,190	17,770,190
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants		35,540,380
Successors [Member] | Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants	35,540,380	35,540,380	35,540,380	35,540,380
Warrants, price per share	$ 5.75	$ 5.75	$ 5.75	$ 5.75